S000076880 [Member] Investment Objectives and Goals - AB Ultra Short Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Ultra Short Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income, consistent with preservation of capital.